Consolidated Statements of Shareholders Equity (USD $) In Thousands, except Share data	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss, net of tax	Total
Beginning balance, amount at Sep. 30, 2010	$ 928	$ 37,511	$ 113,597	$ 20	$ 152,056
Beginning balance, shares at Sep. 30, 2010	9,278,088
Exercise of stock options, shares	54,035				54,035
Exercise of stock options, amount	6	532			538
Excess tax benefits from exercises of stock options and vesting of restricted stock		322			322
Stock option compensation		370			370
Shares granted to Directors, shares	10,500
Shares granted to Directors, amount	1	333			334
Shares purchased and canceled, shares	(54,600)
Shares purchased and canceled, amount	(6)	(223)	(1,166)		(1,395)
Net income			12,211		12,211
Minimum pension liability, net of tax				8	8
Net actuarial loss retiree health, net of tax				3	3
Ending balance, amount at Sep. 30, 2011	929	38,845	124,642	31	164,447
Ending balance, shares at Sep. 30, 2011	9,288,023
Exercise of stock options, shares	153,505				153,505
Exercise of stock options, amount	15	1,307			1,322
Excess tax benefits from exercises of stock options and vesting of restricted stock		811			811
Stock option compensation		324			324
Shares granted to Directors, shares	15,000
Shares granted to Directors, amount	1	319			320
Shares purchased and canceled, shares	(15,908)
Shares purchased and canceled, amount	(1)	(67)	(247)		(315)
Net income			7,808		7,808
Minimum pension liability, net of tax				7	7
Net actuarial loss retiree health, net of tax				(6)	(6)
Ending balance, amount at Sep. 30, 2012	944	41,539	132,203	32	174,718
Ending balance, shares at Sep. 30, 2012	9,440,620
Exercise of stock options, shares	112,800				112,800
Exercise of stock options, amount	11	1,175			1,186
Excess tax benefits from exercises of stock options and vesting of restricted stock		701			701
Stock option compensation		376			376
Shares granted to Directors, shares	19,500
Shares granted to Directors, amount	2	505			507
Shares purchased and canceled, shares	(8,700)
Shares purchased and canceled, amount	(1)	(38)	(194)		(233)
Net income			15,385		15,385
Minimum pension liability, net of tax				6	6
Ending balance, amount at Sep. 30, 2013	$ 956	$ 44,258	$ 147,394	$ 38	$ 192,646
Ending balance, shares at Sep. 30, 2013	9,564,220